Concentrations and Risks	12 Months Ended
Dec. 31, 2023
Concentrations and Risks
Concentrations and Risks
5.	Concentrations and Risks
(a)	Server and bandwidth service provider

The Group relied on over 100 telecommunications service providers and their affiliates for server and bandwidth service to support its operations during fiscal years 2021, 2022 and 2023 as follows:

	For the year ended December 31,
	2021	2022	2023
Number of service providers, offering 10% or more of the Group’s server and bandwidth service expenditure	4	4	4
Total% of the Group’s server and bandwidth service expenditure provided by 10% or greater service providers	67.2%	62.7%	59.4%

(b)	Credit risk

Financial instruments that potentially subject the Group to significant concentrations of credit risk consist primarily of cash and cash equivalents, time deposits, restricted cash, accounts receivable and short-term investments. As of December 31, 2022 and 2023, substantially all of the Group’s cash equivalents, time deposits and restricted cash were held in major financial institutions located in the PRC or Hong Kong, which management considers being of high credit quality. Accounts receivable are typically unsecured and are generally derived from revenue earned from mobile games services, online music services and advertising services.

One channel had a receivable balance exceeding 10% of the total accounts receivable balance for the year ended December 31, 2022 and 2023, respectively as follows:

	December 31,	December 31,
	2022	2023
Channel A	17.8%	23.5%

Short-term investments consist of financial products issued by commercial banks in China with a variable interest rate indexed to performance of underlying assets, which have a maturity date within one year as of the purchase date. The effective yields of the short-term investments range from 1.85% to 8.31% per annum as of December 31, 2023. Any negative events or deterioration in financial well-being with respect to the counterparties of the above investments and the underlying collateral may cause a material loss to the Group and have a material effect on the Group’s financial condition and results of operations.

(c)	Major customers

No single customer represented 10% or more of the Group’s total net revenues for the years ended December 31, 2021, 2022 and 2023.

(d)	Online games

The Group derived 29.2%, 29.6% and 36.8% of its total net revenues from its top 5 online games for the years ended December 31, 2021, 2022 and 2023, respectively.